Document and Entity Information	Sep. 01, 2025
Prospectus Line Items
Document Type	497
Document Period End Date	Sep. 01, 2025
Entity Central Index Key	0001898391
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Investment Company Type	N-1A